Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000159046 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Developed Real Estate Index Fund
Class Name	Institutional Shares
Trading Symbol	BIRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended January 31, 2025, the Fund’s Institutional Shares returned 7.95%.
  For the same period, the FTSE All World Index returned 20.39% and the FTSE EPRA Nareit Developed Index returned 6.99%.
In 2024, Japan’s equity markets saw strong performance, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment. The Bank of Japan raised rates for the first time since 2007 in April and July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the US dollar. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States.The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Federal Reserve cut rates by 50 basis points across November and December, aiming to reduce inflation to 2%. The FOMC revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through January 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	7.95%	(0.15)%	3.04%
FTSE All World Index	20.39	10.96	9.88
FTSE EPRA Nareit Developed Index	6.99	(0.82)	2.51

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 237,990,430
Holdings Count | Holding	361
Advisory Fees Paid, Amount	$ 2,721,646
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$237,990,430
Number of Portfolio Holdings	361
Net Investment Advisory Fees	$2,721,646
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	66.7%
Japan	8.8%
Australia	6.1%
United Kingdom	3.5%
Singapore	2.7%
Hong Kong	2.3%
Germany	2.0%
Canada	1.9%
Sweden	1.8%
France	1.5%
Other#	3.5%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
Prologis, Inc.	6.2%
Equinix, Inc.	4.9%
Welltower, Inc.	4.7%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	3.0%
Realty Income Corp.	2.7%
Public Storage	2.7%
Goodman Group	2.3%
Extra Space Storage, Inc.	1.8%
AvalonBay Communities, Inc.	1.8%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Prologis, Inc.	6.2%
Equinix, Inc.	4.9%
Welltower, Inc.	4.7%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	3.0%
Realty Income Corp.	2.7%
Public Storage	2.7%
Goodman Group	2.3%
Extra Space Storage, Inc.	1.8%
AvalonBay Communities, Inc.	1.8%
(a)Excludes short-term securities.
C000159045 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Developed Real Estate Index Fund
Class Name	Investor A Shares
Trading Symbol	BARDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended January 31, 2025, the Fund’s Investor A Shares returned 7.61%.
  For the same period, the FTSE All World Index returned 20.39% and the FTSE EPRA Nareit Developed Index returned 6.99%.
In 2024, Japan’s equity markets saw strong performance, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment. The Bank of Japan raised rates for the first time since 2007 in April and July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the US dollar. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States.The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Federal Reserve cut rates by 50 basis points across November and December, aiming to reduce inflation to 2%. The FOMC revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through January 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	7.61%	(0.44)%	2.76%
FTSE All World Index	20.39	10.96	9.88
FTSE EPRA Nareit Developed Index	6.99	(0.82)	2.51

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 237,990,430
Holdings Count | Holding	361
Advisory Fees Paid, Amount	$ 2,721,646
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$237,990,430
Number of Portfolio Holdings	361
Net Investment Advisory Fees	$2,721,646
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	66.7%
Japan	8.8%
Australia	6.1%
United Kingdom	3.5%
Singapore	2.7%
Hong Kong	2.3%
Germany	2.0%
Canada	1.9%
Sweden	1.8%
France	1.5%
Other#	3.5%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
Prologis, Inc.	6.2%
Equinix, Inc.	4.9%
Welltower, Inc.	4.7%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	3.0%
Realty Income Corp.	2.7%
Public Storage	2.7%
Goodman Group	2.3%
Extra Space Storage, Inc.	1.8%
AvalonBay Communities, Inc.	1.8%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Prologis, Inc.	6.2%
Equinix, Inc.	4.9%
Welltower, Inc.	4.7%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	3.0%
Realty Income Corp.	2.7%
Public Storage	2.7%
Goodman Group	2.3%
Extra Space Storage, Inc.	1.8%
AvalonBay Communities, Inc.	1.8%
(a)Excludes short-term securities.
C000159047 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Developed Real Estate Index Fund
Class Name	Class K Shares
Trading Symbol	BKRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended January 31, 2025, the Fund’s Class K Shares returned 8.01%.
  For the same period, the FTSE All World Index returned 20.39% and the FTSE EPRA Nareit Developed Index returned 6.99%.
In 2024, Japan’s equity markets saw strong performance, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment. The Bank of Japan raised rates for the first time since 2007 in April and July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the US dollar. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States.The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Federal Reserve cut rates by 50 basis points across November and December, aiming to reduce inflation to 2%. The FOMC revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through January 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	8.01%	(0.10)%	3.10%
FTSE All World Index	20.39	10.96	9.88
FTSE EPRA Nareit Developed Index	6.99	(0.82)	2.51

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 237,990,430
Holdings Count | Holding	361
Advisory Fees Paid, Amount	$ 2,721,646
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$237,990,430
Number of Portfolio Holdings	361
Net Investment Advisory Fees	$2,721,646
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	66.7%
Japan	8.8%
Australia	6.1%
United Kingdom	3.5%
Singapore	2.7%
Hong Kong	2.3%
Germany	2.0%
Canada	1.9%
Sweden	1.8%
France	1.5%
Other#	3.5%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
Prologis, Inc.	6.2%
Equinix, Inc.	4.9%
Welltower, Inc.	4.7%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	3.0%
Realty Income Corp.	2.7%
Public Storage	2.7%
Goodman Group	2.3%
Extra Space Storage, Inc.	1.8%
AvalonBay Communities, Inc.	1.8%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Prologis, Inc.	6.2%
Equinix, Inc.	4.9%
Welltower, Inc.	4.7%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	3.0%
Realty Income Corp.	2.7%
Public Storage	2.7%
Goodman Group	2.3%
Extra Space Storage, Inc.	1.8%
AvalonBay Communities, Inc.	1.8%
(a)Excludes short-term securities.
C000253866 [Member]
Shareholder Report [Line Items]
Fund Name	iShares FTSE NAREIT All Equity REIT Index Fund
Class Name	iShares FTSE NAREIT All Equity REIT Index Fund
Trading Symbol	BREBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”) for the period of October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FTSE NAREIT All Equity REIT Index Fund	$0(a)	0.00%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Net Assets	$ 1,851,388,948
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,851,388,948
Number of Portfolio Holdings	145
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	37.2%
Retail REITs	14.7%
Residential REITs	14.0%
Health Care REITs	13.3%
Industrial REITs	11.9%
Office REITs	3.6%
Hotel & Resort REITs	2.5%
Diversified REITs	2.1%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	8.1%
Equinix, Inc.	6.5%
American Tower Corp.	6.3%
Welltower, Inc.	6.2%
Simon Property Group, Inc.	4.1%
Digital Realty Trust, Inc.	4.0%
Realty Income Corp.	3.5%
Public Storage	3.5%
Crown Castle, Inc.	2.8%
Extra Space Storage, Inc.	2.4%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	8.1%
Equinix, Inc.	6.5%
American Tower Corp.	6.3%
Welltower, Inc.	6.2%
Simon Property Group, Inc.	4.1%
Digital Realty Trust, Inc.	4.0%
Realty Income Corp.	3.5%
Public Storage	3.5%
Crown Castle, Inc.	2.8%
Extra Space Storage, Inc.	2.4%
(b)Excludes short-term securities.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.